Loans receivables net of credit impairment losses (Tables)	12 Months Ended
Dec. 31, 2023
Schedule Of Loans Receivables
	As of December 31,
	2022	2023
	RMB’000	RMB’000
Loans receivable at amortized cost	753,043	248,350
Accrued interest	443,359	157,726
Gross loans receivable	1,196,402	406,076
Less: Credit impairment losses	(640,290)	(212,394)
Loans receivable, net of credit impairment losses	556,112	193,682

Schedule Of Changes In Credit Impairment Losses Of Loans Receivable
	As of December 31,
	2022	2023
	RMB’000	RMB’000
Credit impairment losses as at January 1	597,870	640,290
Charge to statement of profit and other comprehensive income	42,420	373,647
Written off of impairment losses	-	(801,543)
Credit impairment losses as of December 31	640,290	212,394